Segment Information - Principal Customers and Credit Risk (Details)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Certain wholesalers in the United States
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	29.00%
Customer one
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	13.00%	11.00%
Customer two
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	9.00%	9.00%
Customer three
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	7.00%	7.00%